Segment information - Revenue net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets
Revenues	$ 3,875	$ 3,683	$ 4,293
Hong Kong
Revenues from External Customers and Long-Lived Assets
Revenues	3,597	3,489	4,235
Australia
Revenues from External Customers and Long-Lived Assets
Revenues	$ 278	$ 194	$ 58